General	6 Months Ended
Jun. 30, 2024
General [Abstract]
GENERAL
NOTE 1:–	GENERAL

a.

Wearable Devices Ltd. (the “Company”) was incorporated in Israel in March 2014. The Company develops and sells human-machine interface solutions for the smart wearables industry. The Company is still in its development stage and at an early stage of generating revenues. The Company’s products are designated directly to end users and also designated to businesses in integration of its technology in their smart wearable devices. The Company’s ordinary shares, par value NIS 0.01 per share (“Ordinary Shares”), and warrants began trading on the Nasdaq Capital Market (“Nasdaq”) on September 13, 2022, under the symbols “WLDS” and “WLDSW,” respectively (see Note 4a below).

The Company’s revenues were derived from:

1)	The sales of business to consumer (“B2C”) product, the “Mudra Band”.

2)

The sales of business to business Mudra development kits composed of multiple performance obligations including tangible parts (“Hardware”) and a limited period (generally one year) application programming interface with no commercial rights, to enable the customer to evaluate the Company’s solution with its own products.

3)

The sales of pilot transactions to evaluate the integration of the Company’s solution with the customer’s products composed of multiple performance obligations including Hardware, tailor-made software applications and technical support during the pilot period.

In the six months ended June 30, 2024, most of the Company’s revenues were derived from the sales of Mudra Band to B2C customers.

In the six months ended June 30, 2023, all of the Company’s revenues were derived from the sales of Mudra development kits.

b.	In 2018, the Company established a wholly owned subsidiary in the United States for the purpose of marketing and distribution of its solutions – Mudra Wearable, Inc. – which commenced its operations in 2020.

c.	The Company’s headquarters is located in Israel. Starting from October 7, 2023 Israel is in the War of Iron Swords (“the War”). This situation has resulted in a notable increase in military activity along the southern and northern borders of the country. As of the date of this report, the events of the war have disrupted business and economic activity in Israel. The continuation of the war for an extended period may have consequences for many industries and different geographical areas in the country (particularly in the southern and northern areas of the country including the company’s location). Further, many Israeli citizens are obligated to perform several days, and in some cases, more, of annual military reserve duty each year until they reach the age of 40 (or older for certain reservists) and, in the event of a military conflict, may be called to active duty. As of today, these events have had no material impact on the Company’s operations.

d.	The accompanying interim condensed consolidated financial statements have been prepared assuming that the Company will continue as a going concern. To date, the Company is still at its development stage and at an early stage of generating revenues. Therefore, the Company has suffered recurring losses from operations and negative cash flows from operations since inception. In September 2022, the Company completed an initial public offering (the “IPO”) on Nasdaq and raised net proceeds of $13.3 million. In November 2023, the Company completed a secondary offering and raised net proceeds of $1.7 million.

On June 6, 2024, WLDS entered into a Standby Equity Purchase Agreement (the “SEPA”), with YA II PN, Ltd. (“YA”), a fund managed by Yorkville Advisors Global, LP. Pursuant to the terms of the SEPA, YA is committed to purchase up to $10 million (the “Commitment Amount”), of the Company’s Ordinary Shares at any time during the three-year period following the execution date of the SEPA. Any sale of Ordinary Shares pursuant to the SEPA is subject to certain limitations, including that YA may not accept any purchase of Ordinary Shares that would result in it owning more than 4.99% of our Ordinary Shares.

During June 2024, the Company issued 500,000 Ordinary Shares pursuant to the SEPA for proceeds of $267 thousand.

In addition, and subject to certain conditions (see also note 5), the Company may request pre-paid advances in an amount up to $3.0 million. The Company requested, and received during June 2024, an initial pre-paid advance of $2 million (the “Convertible promissory note”) in connection with the execution of the SEPA.

As of June 30, 2024, the Company had incurred accumulated losses of $25.4 million and expects to continue to fund its operations through fundings, such as issuances of convertible securities, Ordinary Shares and warrants and through Israeli governmental grants. There is no assurance that such financing will be obtained. Considering the above, the Company’s dependency on external funding for its operations raises a substantial doubt about the Company’s ability to continue as a going concern. The interim condensed consolidated financial statements do not include any adjustments that might result from the outcome of these uncertainties.